Summary of Investments - Other than Investments in Related Parties	12 Months Ended
Dec. 31, 2014
Summary of Investments - Other than Investments in Related Parties

Type of investment	Cost (1)	Fair value	Amount at which shown in the consolidated balance sheets
Fixed-maturity securities:
Fixed-maturity securities, available-for-sale:
U.S. government	$1,127,783	1,232,954	1,232,954
Agencies not backed by the full faith and credit of the U.S. government	130,703	145,350	145,350
States and political subdivisions	6,718,229	7,540,942	7,540,942
Foreign government	308,633	311,675	311,675
Public utilities	5,482,698	6,328,249	6,328,249
Corporate securities	45,725,053	49,497,457	49,497,457
Mortgage-backed securities	13,415,946	14,097,897	14,097,897
Collateralized mortgage obligations	10,697	12,032	12,032
Collateralized debt obligations	33,637	45,229	45,229

Total fixed-maturity securities, available-for-sale	72,953,379	79,211,785	79,211,785

Fixed-maturity securities, at fair value through income:
U.S. government	40,535	41,223	41,223

Total fixed-maturity securities, trading	40,535	41,223	41,223

Fixed-maturity securities, held-to-maturity:
Collateralized debt obligations	180,316	204,392	180,316
Corporate securities	82	97	82

Total fixed-maturity securities, held-to-maturity	180,398	204,489	180,398

Total fixed-maturity securities	73,174,312	79,457,497	79,433,406

Equity securities:
Equity securities, available-for-sale:
Common stocks:
Industrial and miscellaneous	6,180	6,226	6,226
Equity securities, trading:
Common stocks:
Industrial and miscellaneous	296,992	314,023	314,023

Total equity securities	303,172	$320,249	320,249

Other investments:
Mortgage loans on real estate, net	7,182,169		7,182,169
Short-term securities	47,897		47,897
Derivatives	721,736		721,736
Real estate
Loans to affiliates	850,115		850,115
Policy loans	160,141		160,141
Acquired loans	201,268		201,268
Other invested assets	75,041		75,041

Total other investments	9,238,367		9,238,367

Total investments	$82,715,851		$88,992,022

(1)	Original cost of equity securities and, as to fixed-maturities, original cost reduced by repayments and adjusted for amortization of premiums, accrual discounts, or impairments.